Receivables and Other Current Assets - Billed and Unbilled Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	€ 10,074	€ 9,938
Impairment losses | Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Impairment	(3,048)	(2,992)	€ (2,891)
Unbilled receivables
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	2,844	2,755
Unbilled receivables | Impairment losses | Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Impairment	(17)	(28)
Amount not overdue invoiced
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	2,913	2,920
Amount not overdue invoiced | Impairment losses | Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Impairment	(76)	(116)
Less than 90 days
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	855	994
Less than 90 days | Impairment losses | Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Impairment	(159)	(157)
Between 90 and 180 days
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	322	324
Between 90 and 180 days | Impairment losses | Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Impairment	(133)	(135)
Between 180 and 360 days
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	500	523
Between 180 and 360 days | Impairment losses | Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Impairment	(369)	(393)
More than 360 days
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	2,640	2,422
More than 360 days | Impairment losses | Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Impairment	€ (2,294)	€ (2,163)